Current Liabilities - Warrants Financial Liability (Tables)	6 Months Ended
Jun. 30, 2023
Current liabilities warrants financial liability [abstract]
Schedule of Current Liabilities - Warranty Liability
Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Audited	Unaudited
Warrants at fair value	884,713	1,097,520	586,291

Schedule of Assumptions were Based on Observable Market Conditions	The following assumptions were based on observable market conditions that existed at the issue date and of June 30, 2023:
Assumption	At issue date		At December 31, 2022		At June 30, 2023
Value methodology	Level 2		Level 2		Level 1
Historical volatility		81%		81%		-
Exercise price	US$	5.0	US$	5.0	US$	5.0
Share price	US$	2.929	US$	0.970	US$	0.200
Risk-free interest rate		3.3%		4%		-
Dividend yield		0%		0%		-
Fair value per warrant	US$	1.2005	US$	0.2555	US$	0.200

Schedule of Changes in Share Purchase Warrants	A summary of changes in share purchase warrants issued by the Company during the year ended June 30, 2023, is as follows:
	Fair value measurements using input type
	Level 1		Level 2		Level 3
Balance as of December 31, 2022		-	AUD$	1,097,520	-
Transfer to level 1 valuation input	AUD$	1,097,520	AUD$	(1,097,520)	-
Fair value gain recognized in consolidated statement of profit or loss and other comprehensive income		(221,312)		-	-
Translation adjustments		8,505		-	-
Warrant liability as of June 30, 2023	AUD$	884,713		-	-